PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 0	$ (15)
Total	430	435	478
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	85	80	85
Past service cost - Plan amendments	(1)		(13)
Past service cost - Curtailments	3		(2)
Net interest cost/(income) on net DB liability/(asset)	110	143	138
Actuarial losses recognized during the year	8	8	7
Total	205	231	215
United States | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	44	40	49
Past service cost - Plan amendments	0		(10)
Past service cost - Curtailments	3		0
Net interest cost/(income) on net DB liability/(asset)	79	104	103
Actuarial losses recognized during the year	0	0	0
Total	126	144	142
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	10	9	10
Past service cost - Plan amendments	(1)		(1)
Past service cost - Curtailments	0		0
Net interest cost/(income) on net DB liability/(asset)	19	22	21
Actuarial losses recognized during the year	0	0	0
Total	28	31	30
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27	28	25
Past service cost - Plan amendments	0		(2)
Past service cost - Curtailments	0		(2)
Net interest cost/(income) on net DB liability/(asset)	7	11	12
Actuarial losses recognized during the year	8	8	7
Total	42	47	40
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4	3	1
Past service cost - Plan amendments	0		0
Past service cost - Curtailments	0		0
Net interest cost/(income) on net DB liability/(asset)	5	6	2
Actuarial losses recognized during the year	0	0	0
Total	$ 9	$ 9	$ 3